5. DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consideration received at fair value:
Fair value of 56,050,450 GoviEx Consideration Shares received	$ 0	$ 3,954
Fair value of 22,420,180 GoviEx Consideration Warrants received	0	1,162
Transaction costs	(81)	(170)
Consideration received at fair value	(81)	4,946
Net assets disposed of at carrying value:
Cash and cash equivalents	0	(660)
Prepaid and other current assets	0	(109)
Plant and equipment	0	(258)
Mineral properties-Mali, Namibia and Zambia	0	(3,427)
Total assets	0	(4,454)
Accounts payable and accrued liabilities	0	43
Net assets disposed of at carrying value	0	(4,411)
Cumulative foreign currency loss translation adjustment realized in income	0	(637)
Loss on disposal of Africa Mining Division	$ (81)	$ (102)